Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and deposits in banks	$ 1,009,681	$ 987,680
Cash items in process of collection	231,305	318,658
Financial instruments at fair value through profit or loss	183,702	96,943
Financial instruments at fair value through other comprehensive income	3,598,890	2,657,154
Interbank loans at amortized cost	56,396	341,244
Loans and accounts receivable from customers at amortized cost	22,254,697	20,714,370
Financial instruments at amortized cost	115,658	198,923
Investments under resale agreements	75,975	109,467
Financial derivative contracts	3,154,957	1,368,957
Investment in associates	9,605
Intangible assets	1,574,433	1,570,964
Property, plant and equipment	95,080	95,564
Right of use asset under lease agreements	167,441	176,795
Current taxes	85,516	123,129
Deferred taxes	208,657	178,686
Other assets	770,861	501,797
Other non-current assets held for sale	17,202	59,802
TOTAL ASSETS	33,610,056	29,323,338
LIABILITIES
Deposits and other demand liabilities	4,873,448	4,300,475
Cash in process of being cleared	164,573	247,165
Obligations under repurchase agreements	559,457	1,015,614
Time deposits and other time liabilities	11,620,187	10,121,111
Financial derivative contracts	2,938,034	1,112,806
Interbank borrowings	2,646,756	2,327,723
Debt instruments issued	6,408,356	6,010,124
Other financial liabilities	12,966	12,400
Lease contracts liabilities	172,924
Current taxes	13	1,191
Deferred taxes	263	471
Provisions	177,827	214,903
Other liabilities	708,914	521,795
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	30,283,718	25,885,778
Attributable to equity holders of the Bank:
Equity	1,862,826	1,862,826
Reserves	1,195,849	1,290,131
Valuation accounts	47,292	16,159
Retained earnings:	125,926	50,362
Retained earnings (accumulated losses) from prior years	50,362	(69,355)
Net income for the year	113,684	171,331
Less: Provision for mandatory dividends	(38,120)	(51,614)
Total equity attributable to equity holders of the Bank	3,231,893	3,219,478
Non-controlling interest	94,445	218,082
TOTAL EQUITY	3,326,338	3,437,560
TOTAL LIABILITIES AND EQUITY	$ 33,610,056	$ 29,323,338